Cover Page	Feb. 04, 2025
Cover [Abstract]
Entity Central Index Key	0001383312
Document Type	8-K
Document Period End Date	Feb. 04, 2025
Entity Registrant Name	BROADRIDGE FINANCIAL SOLUTIONS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33220
Entity Tax Identification Number	33-1151291
Entity Address, Address Line One	5 Dakota Drive
Entity Address, City or Town	Lake Success
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11042
City Area Code	516
Local Phone Number	472-5400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BR
Security Exchange Name	NYSE
Amendment Flag	false
Current Fiscal Year End Date	--06-30